Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

30 Analysis of cash and cash equivalents

Non-cash and other add back items and movements in operating assets and liabilities are adjusted for in the cash flow statement. Loans to banks and treasury bills with an original maturity of less than three months that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

	2023	2022	2021
	£m	£m	£m
Cash and balances at central banks	104,262	144,832	177,757
Trading assets	8,851	8,551	7,137
Other financial assets	139	19	16
Loans to banks (1)	5,572	5,047	5,796
Cash and cash equivalents	118,824	158,449	190,706

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £4,434 million (2022 - £4,895 million; 2021 - £4,293 million).

Certain members of NatWest Group are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. NatWest Markets N.V. had mandatory reserve deposits with De Nederlandsche Bank N.V. of €132 million (2022 - €64 million, 2021 - €60 million). The Royal Bank of Scotland International Limited had balances with Central Bank of Luxembourg of £135 million (2022 - £108 million, 2021 - £123 million).